Significant mergers and acquisitions and investments - Sun Art (Details) ¥ in Millions, $ in Millions, $ in Billions	1 Months Ended				12 Months Ended					15 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2020
Business Acquisition [Line Items]
Cash consideration					¥ 5,282.0		¥ 27,014.0	¥ 16,022.0
The allocation of the purchase price at the date of acquisition
Goodwill					269,581.0		292,771.0	276,782.0		¥ 292,771.0	$ 42,525
Total purchase price is comprised of:
- cash consideration					5,282.0		27,014.0	16,022.0
Revenue					853,062.0	$ 134,567	717,289.0	509,711.0
Net income					¥ 47,079.0	$ 7,427	143,284.0	¥ 140,350.0
Sun Art Retail Group Limited
Total purchase price is comprised of:
Revenue									¥ 95,400.0	124,300.0
Net income									¥ 3,000.0	¥ 3,800.0
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods					20 years	20 years
Non-compete agreements | Maximum
Total purchase price is comprised of:
Estimated amortization periods					10 years	10 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods					7 years	7 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods					16 years	16 years
Sun Art Retail Group Limited
Business Acquisition [Line Items]
Equity interest held in subsidiary (as a percentage)	74.00%	74.00%
Sun Art Retail Group Limited
Business Acquisition [Line Items]
Cash consideration			¥ 24,136.0	$ 3,600
Equity interest in consolidated subsidiary (as a percent)			67.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired			¥ 49,672.0
Goodwill			13,474.0
Deferred tax liabilities			(9,629.0)
Noncontrolling interests			(23,684.0)
Total			46,695.0
Total purchase price is comprised of:
- cash consideration			24,136.0	$ 3,600
- fair value of previously held equity interests			22,559.0
Total			46,695.0
Property and equipment			27,333.0
Operating lease right-of-use assets relating to land use rights			22,997.0
Payables and accruals for cost of revenue			14,681.0
Short-term investments			14,387.0
Customer advances			11,082.0
Inventories			¥ 9,341.0
Weighted average amortization period			11 years 9 months 18 days	11 years 9 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to obtaining control							6,381.0
Revenue							¥ 42,900.0
Cash consideration for additional equity interest acquired	¥ 4,100.0	$ 4.9
Reduction of noncontrolling interest	¥ 4,592.0
Sun Art Retail Group Limited | Maximum
Total purchase price is comprised of:
Estimated amortization periods			13 years	13 years
Sun Art Retail Group Limited | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 11,500.0
Sun Art Retail Group Limited | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			4,700.0
Sun Art Retail Group Limited | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			615.0
Sun Art Retail Group Limited | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 47.0
Sun Art Retail Group Limited
Business Acquisition [Line Items]
Equity interest (as a percent)												31.00%